Annual Total Returns - Total Market Index Portfolio [BarChart] - 02.28 VIP Total Market Index Portfolio_Initial, Service Class, Service 2 PRO-05 - Total Market Index Portfolio - Initial Class	Apr. 30, 2021
Bar Chart Table:
Annual Return 2019	30.70%
Annual Return 2020	20.30%